Summary of Senior Notes Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Outstanding [Line Items]
Senior Notes	$ 1,996.6	[1],[2]	$ 2,405.8	[1],[2]
Fixed Rate Corporate Senior Notes 5.50 Percent Due August 2013
Debt Outstanding [Line Items]
Interest Rate	5.50%	[1],[2],[3],[4]
Senior Notes			409.6	[1],[2],[3],[4]
Fixed Rate Corporate Senior Notes 3.45 Percent Due November 2020
Debt Outstanding [Line Items]
Interest Rate	3.45%	[1],[2],[5]
Senior Notes	499.5	[1],[2],[5]	499.5	[1],[2],[5]
Fixed Rate Corporate Senior Notes 3.38 Percent Due August 2021
Debt Outstanding [Line Items]
Interest Rate	3.38%	[1],[2],[6]
Senior Notes	498.3	[1],[2],[6]	498.1	[1],[2],[6]
Fixed Rate Corporate Senior Notes 2.38 Percent Due August 2022
Debt Outstanding [Line Items]
Interest Rate	2.38%	[1],[2],[7]
Senior Notes	498.8	[1],[2],[7]	498.6	[1],[2],[7]
Fixed Rate Corporate Senior Notes 4.63 Percent Due May 2014
Debt Outstanding [Line Items]
Interest Rate	4.63%	[1],[2]
Senior Notes	$ 500.0	[1],[2]	$ 500.0	[1],[2]

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.
[3]	Notes issued at a discount of 0.09%.
[4]	Notes issued at a discount of 0.114%
[5]	Notes issued at a discount of 0.117%.
[6]	Notes issued at a discount of 0.437%
[7]	Notes issued at a discount of 0.283%